Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 14,857	$ (499)
Accounts payable and accrued liabilities
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	712	1,865
Contingent consideration
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	0	4,082
Intercompany receivable net of Credit Facility
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	14,827	6,252
Balances of purchase price payable
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	943	1,721
Cash
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,613	16
Accounts receivable and other receivables
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 72	$ 901